Shareholder Fees - Retail Class - Transamerica Bond	Mar. 01, 2021
A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none	[1]
C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	1.00%	[1]
I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none
R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none

[1]	Purchases of Class A shares in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge on Class A and C shares may apply to certain redemptions of shares purchased by exchange from another Transamerica Fund.